Tax - Tax included within the statement of financial position (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Apr. 01, 2018
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) beginning of period	£ 3,636	£ 4,479
Exchange adjustments and other	165	(268)
(Credited)/charged to income statement	243	(1,084)
Charged/(credited) to other comprehensive income and equity	0	509
Impact of transition to IFRS 9 and IFRS 15			£ (79)
Deferred tax liability (asset) end of period	3,965	3,636
Accelerated tax depreciation £m
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) beginning of period	4,874	7,074
Exchange adjustments and other	275	(559)
(Credited)/charged to income statement	309	(1,641)
Charged/(credited) to other comprehensive income and equity	0	0
Impact of transition to IFRS 9 and IFRS 15			19
Deferred tax liability (asset) end of period	5,477	4,874
Share- based payments £m
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) beginning of period	(9)	(12)
Exchange adjustments and other	0	0
(Credited)/charged to income statement	0	2
Charged/(credited) to other comprehensive income and equity	0	1
Impact of transition to IFRS 9 and IFRS 15			0
Deferred tax liability (asset) end of period	(9)	(9)
Pensions and other post- retirement benefits £m
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) beginning of period	(203)	(747)
Exchange adjustments and other	(31)	69
(Credited)/charged to income statement	52	(55)
Charged/(credited) to other comprehensive income and equity	12	530
Impact of transition to IFRS 9 and IFRS 15			0
Deferred tax liability (asset) end of period	(170)	(203)
Financial instruments £m
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) beginning of period	21	9
Exchange adjustments and other	(3)	1
(Credited)/charged to income statement	6	12
Charged/(credited) to other comprehensive income and equity	(12)	(1)
Impact of transition to IFRS 9 and IFRS 15			(5)
Deferred tax liability (asset) end of period	7	21
Other net temporary differences
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) beginning of period	(1,047)	(1,845)
Exchange adjustments and other	(76)	221
(Credited)/charged to income statement	(124)	598
Charged/(credited) to other comprehensive income and equity	0	(21)
Impact of transition to IFRS 9 and IFRS 15			£ (93)
Deferred tax liability (asset) end of period	(1,340)	(1,047)
Net operating losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) beginning of period	(390)
(Credited)/charged to income statement		293
Deferred tax liability (asset) end of period	(423)	(390)
Environmental provisions
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) beginning of period	(378)
Deferred tax liability (asset) end of period	£ (409)	(378)
Internal Revenue Service (IRS) | Other net temporary differences
Reconciliation of changes in deferred tax liability (asset) [abstract]
Exchange adjustments and other		£ 43